Non-current Assets Held for Sale and Discontinued Operations - Cumulative Income or Expense Recognized in Other Comprehensive Income Relating to Disposal Group Classified as Held for Sale (Detail)
$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Exchange differences on translation of foreign operations	$ (287,645)	$ (9,705)	$ (195,972)	$ (27,893)